BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

8.	BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

As of June 30, 2025, and December 31, 2024 the breakdown of financial liabilities by category is as follows:

Current borrowings at amortized cost

	Amortized Cost
06/30/2025	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	1,609	1,609	1,609
Other borrowings	1,609	1,609	1,609
Of which:
with related parties (Note 12)	1,609	1,609	1,609

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	3,365	3,365	3,365
Other borrowings	3,365	3,365	3,365
Of which:
with related parties (Note 12)	3,365	3,365	3,365

There were no non-current borrowings accounted for at amortized cost as June 30, 2025 and December 31, 2024, respectively.

Financial liabilities associated with financing activities

The following tables present details regarding the changes in financial liabilities as of June 30, 2025 and December 31, 2024 that arise from current financial activities:

06/30/2025

	Balance at 12/31/2024	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 06/30/2025
Other Borrowings	3,365	-	-	-	(1,756)	-	-	1,609
Total	3,365	-	-	-	(1,756)	-	-	1,609

12/31/2024

	Balance at 12/31/2023	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2024
Other Borrowings	5,105	-	-	-	(1,740)	-	-	3,365
Total	5,105	-	-	-	(1,740)	-	-	3,365

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group, including transactions made by customers through retail sport betting terminals, and amounted to €1,609 and €3,365 thousand as of June 30, 2025 and December 31, 2024, respectively.

Non-current financial liabilities

As of June 30, 2025 and December 31, 2024, non-current financial liabilities included warrants accounted for as liabilities. The fair value of the warrants was derived from quoted prices (Level 1).

The warrants represent rights to purchase Ordinary Shares of Codere Online under pre-established terms. As of June 30, 2025, the total number of warrants outstanding were 6,435,000.

These rights were converted into Codere Online warrants following the merger with DD3, maintaining the conditions outlined in the Warrant Amendment Agreement entered into in connection with the Merger.

As of June 30, 2025 and December 31, 2024, the prices per warrant were $1.02 and $0.60, respectively; therefore, as of June 30, 2025 and December 31, 2024, the fair value of the warrant liabilities amounted to €5.6 million and €3.7 million, respectively. As of June 30, 2025, the change in fair value of the warrants is reported in the Unaudited Interim Condensed Consolidated Statements of Operations as finance cost amounting to €1,884 thousand and in the Consolidated Statements of Operations as a finance cost amounting to €3,310 thousand for the year ended December 31, 2024.